Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	LORD ABBETT SERIES FUND INC
Central Index Key	0000855396
Amendment Flag	false
Document Creation Date	Apr. 12, 2016
Document Effective Date	May 01, 2016
Prospectus Date	May 01, 2016